Nature of Expense (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Statement Nature of Expense [Line Items]
Employee benefits	₨ 33,562	₨ 32,149	₨ 31,069
Depreciation expense	8,362	8,285	7,596
Amortisation expense	3,828	3,425	3,681
Cost of revenues [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	10,644	10,434	10,515
Depreciation expense	6,484	6,331	5,817
Amortisation expense	284	264	300
Selling, general and administrative expenses [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	18,291	17,004	15,838
Depreciation expense	801	854	737
Amortisation expense	3,421	3,029	3,198
Research and development expenses [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	4,627	4,711	4,716
Depreciation expense	1,077	1,100	1,042
Amortisation expense	₨ 123	₨ 132	₨ 183